Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of accounting policies [Abstract]
Schedule of Annual Depreciation and Amortization Rates

Depreciation is calculated using the straight-line method at rates considered adequate to depreciate the assets over their estimated useful lives. Amortization of leasehold improvements is computed over the shorter of the term of the lease, including any extension period, where the Company intends to exercise such option, or their useful life.

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10